Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Undrawn credit commitments
Letters of credit and financial guarantees	$ 15,721	$ 15,220
Commitments to Extend Credit	6,709	5,393
Other	198,739	191,498
Total undrawn credit commitments	221,169	212,111
Credit exposure from commitments to extend credit which have been offered and accepted but are still revocable	7,400	6,000
Parent Entity
Undrawn credit commitments
Letters of credit and financial guarantees	15,254	14,642
Commitments to Extend Credit	6,484	5,369
Other	173,966	167,851
Total undrawn credit commitments	195,704	187,862
Credit exposure from commitments to extend credit which have been offered and accepted but are still revocable	$ 6,300	$ 5,100